Note 12 - Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Debt Instruments At Fair Value Through Other Comprehensive Income	€ 60,615	€ 66,273
Impairment Losses Of Debt Instruments At Fair Value Through Other Comprehensive Income	(15)	(21)
Equity instruments At Fair Value Through Other Comprehensive Income	2,579	4,488
Impairment Losses Of Equity instruments At Fair Value Through Other Comprehensive Income	0	(1,264)
Loans and advances at fair value through other comprehensive income	33	0
Total Financial Assets At Fair Value Through Other Comprehensive Income	€ 63,212	€ 69,476